Information About Revenues by Geographic Areas	3 Months Ended
Apr. 30, 2012
Information About Revenues by Geographic Areas
Information About Revenues by Geographic Areas

(12) Information About Revenues by Geographic Areas

        Revenues by geography are based on the shipping address of the customer. The following tables present our revenues by geographic region for the periods presented (in thousands):

	Fiscal Year Ended January 31,			Three Months Ended April 30,
	2010	2011	2012	2011	2012
				(Unaudited)
United States	$28,388	$52,366	$91,935	$15,322	$30,204
International	6,612	13,879	29,025	5,317	6,987

	$35,000	$66,245	$120,960	$20,639	$37,191

        No other individual country exceeded 10% of total revenues during any of the periods presented.